CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Accumulated other comprehensive income (loss)	Retained earnings
Balance (in shares) at Jan. 02, 2022		192,267,000
Balance at Jan. 02, 2022	$ 1,919,405	$ 191,732	$ 58,128	$ 64,809	$ 1,604,736
Changes in equity [abstract]
Share-based compensation	32,248		32,248
Shares issued under employee share purchase plan (in shares)		48,000
Shares issued under employee share purchase plan	1,568	$ 1,568
Shares issued pursuant to exercise of stock options (in shares)		490,000
Shares issued pursuant to exercise of stock options	13,545	$ 16,985	(3,440)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		229,000
Shares issued or distributed pursuant to vesting of restricted share units	(5,498)	$ 5,556	(11,054)
Shares repurchased for cancellation (note 13(d)) (in shares)		(13,097,000)
Shares repurchased for cancellation (note 14(d))	(443,859)	$ (13,335)			(430,524)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(228,000)
Share repurchases for settlement of non-Treasury RSUs (note 14(e))	(8,258)	$ (177)			(8,081)
Deferred compensation to be settled in non-Treasury RSUs	2,110		2,110
Dividends declared	(123,769)		1,497		(125,266)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(12,558,000)
Transactions with shareholders of the Company recognized directly in equity	(531,913)	$ 10,597	21,361		(563,871)
Cash flow hedges (note 15(d))	(54,964)			(54,964)
Actuarial gain on employee benefit obligations (note 13(a))	8,094				8,094
Net earnings	541,540				541,540
Comprehensive income	$ 494,670			(54,964)	549,634
Balance (in shares) at Jan. 01, 2023	179,709,339	179,709,000
Balance at Jan. 01, 2023	$ 1,882,162	$ 202,329	79,489	9,845	1,590,499
Changes in equity [abstract]
Share-based compensation	26,804		26,804
Shares issued under employee share purchase plan (in shares)		54,000
Shares issued under employee share purchase plan	1,622	$ 1,622
Shares issued pursuant to exercise of stock options (in shares)		2,054,000
Shares issued pursuant to exercise of stock options	53,617	$ 65,226	(11,609)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		856,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (19,470)	$ 17,638	(37,108)
Shares repurchased for cancellation (note 13(d)) (in shares)	(11,830,618)	(11,831,000)
Shares repurchased for cancellation (note 14(d))	$ (370,430)	$ (14,786)			(355,644)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(856,000)
Share repurchases for settlement of non-Treasury RSUs (note 14(e))	(26,228)	$ (816)			(25,412)
Deferred compensation to be settled in non-Treasury RSUs	2,075		2,075
Dividends declared	(131,797)		1,712		(133,509)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(9,723,000)
Transactions with shareholders of the Company recognized directly in equity	(463,807)	$ 68,884	(18,126)		(514,565)
Cash flow hedges (note 15(d))	3,805			3,805
Actuarial gain on employee benefit obligations (note 13(a))	1,717				1,717
Net earnings	533,580				533,580
Comprehensive income	$ 539,102			3,805	535,297
Balance (in shares) at Dec. 31, 2023	169,986,477	169,986,000
Balance at Dec. 31, 2023	$ 1,957,457	$ 271,213	$ 61,363	$ 13,650	$ 1,611,231